Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
	2025	2024
	US$	US$

Prepayments and inventories (Note)	4,727,860	8,845,219
Deposits and other receivables	1,584,918	1,328,372
	6,312,778	10,173,591

Portion classified as non-current	(58,205)	(24,608)
Current portion	6,254,573	10,148,983